ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

5.                                      ACQUISITIONS

On October 27, 2011, in order to expand its video-sharing business to on-line users, the Group acquired Wole Inc., 56.com Ltd., its subsidiary Beijing Wole, its VIE Guangzhou Qianjun and subsidiary of the VIE, Wole Shijie.

The total purchase consideration of $79,600 was fully paid in cash as of the acquisition date. Through this acquisition the Group expanded its video-sharing business to on-line users.

The transaction was accounted for as a business combination using the purchase method of accounting.

The revenue and net loss of the acquiree for two months ended on December 31, 2011 from acquisition date included in the consolidated financial statement of operations of 2011 were $2,228 and $364, respectively.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Amortization
		period

Goodwill	$54,161
Net working capital acquired	4,197
Net fixed assets	671
Intangible assets
Domain name, trademarks and online licenses	23,817	Indefinite
Technology	854	6 years
Registered user list	443	3 years
Non-compete agreement	187	4 years
User generated content	1,313	6 years
Video content copyright	348	2 years
Customer relationship	316	4 years
Webgame cooperation agreement	237	2 years
Relationship with broadcastors	443	6 years
Other long-term deferred expense	3
Deferred tax liability	(6,990)
Total	$80,000

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprises (a) the assembled work force and (b) the expected but unidentifiable business growth from the acquisition.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and December 31, 2011 of the Group as if the acquisition had occurred on January 1, 2010. There were no material nonrecurring pro-forma adjustments incurred. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended
	December 31,	December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	$82,579	$127,514
Pro forma net income (loss)	$(67,379)	$39,108